GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2021	May 18, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets
Business combinations			$ 3,711,322	$ 11,785,604
Gross Amount	$ 11,452,230		11,452,230	6,453,750
Accumulated Amortization	(4,554,959)		(3,600,607)	(1,449,357)
Carrying Value	6,897,271		7,851,623	5,004,393
Indefinite-lived	18,028,110		18,028,110	14,290,670
Total-Gross			14,427,503
Intangible assets, net	13,473,151		14,427,503	12,841,313
Amortization expense	954,353	$ 537,813	2,151,250	1,128,524
Goodwill	10,103,812		10,103,812	18,264,822			$ 6,479,218
Stateside
Indefinite-lived Intangible Assets
Business combinations				2,104,056
Goodwill	2,104,056		2,104,056	2,104,056	$ 2,104,056
Bailey LLC
Indefinite-lived Intangible Assets
Goodwill	3,158,123		3,158,123	6,479,218			$ 6,479,218
Harper & Jones
Indefinite-lived Intangible Assets
Business combinations				9,681,548
Goodwill	1,130,311		1,130,311	9,681,548		$ 9,681,548
Customer relationships
Indefinite-lived Intangible Assets
Gross Amount	11,452,230		11,452,230	6,453,750
Accumulated Amortization	(4,554,959)		(3,600,607)	(1,449,357)
Carrying Value	6,897,271		7,851,623	5,004,393
Brand name
Indefinite-lived Intangible Assets
Indefinite-lived	$ 6,575,880			7,836,920
Total-Gross			6,575,880
Intangible assets, net			$ 6,575,880	$ 7,836,920